Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

			September 30,	December 31,
		Useful Life	2019	2018
Research and development equipment		5 years	$1,582	$1,552
Office and computer equipment	(1)	3 years	753	742
Autos		5 years	54	54
Furniture and fixtures		7 years	37	37
Leasehold improvements		*	283	283
			2,709	2,668
Less accumulated depreciation and amortization			(1,879)	(1,585)
Total			$830	$1,083

* Shorter of lease term or estimated useful life

(1)	In August 2019, the Company disposed of computer equipment with a net book value of $2 resulting in a loss on the disposal of fixed assets of less than $1. In April and May 2019, the Company disposed of obsolete computer equipment with a net book value of $2 resulting in a loss on disposal of fixed assets of $2.

		December 31,
	Useful Life	2018	2017
Research and development equipment	5 years	$1,552	$1,349
Office and computer equipment	3 years	742	672
Autos	5 years	54	305
Furniture and fixtures	7 years	37	34
Leasehold improvements	*	283	283
		2,668	2,643
Less accumulated depreciation and amortization		1,585	1,189
Total		$1,083	$1,454

*	Shorter of lease term or estimated useful life